Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Mid-Cap Value Series, Inc.
Entity Central Index Key	0000918848
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000007001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 3.02%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.02%	14.52%	8.30%
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 881,836,260
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,607,714
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(b)Excludes short-term securities.
C000006998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 2.79%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	2.79%	14.24%	8.02%
Investor A Shares (with sales charge)	(2.60)	13.02	7.43
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 881,836,260
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,607,714
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(b)Excludes short-term securities.
C000007000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.74%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 2.01%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.01%	13.40%	7.36%
Investor C Shares (with sales charge)	1.12	13.40	7.36
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 881,836,260
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,607,714
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(b)Excludes short-term securities.
C000199762 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MJRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 3.12%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.12%	14.59%	8.34%
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 881,836,260
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,607,714
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(b)Excludes short-term securities.
C000007002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 2.51%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	2.51%	13.96%	7.73%
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 881,836,260
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,607,714
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(b)Excludes short-term securities.